INDIRECT PRODUCTION (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Write-downs (reversals of write-downs) of inventories [abstract]
Indirect Production	$ 4,733	$ 1,289